UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 2010

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert W. Stroshine
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Robert W. Stroshine  Milwaukee, Wisconsin  January 21, 2011

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	60

Form 13F Information Table Value Total:	$298,206

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TRUST S&P 500 INDEX                     464287200      550  4357.00 SH       SOLE                  4357.00
iSHARES TR DJ US ENERGY                         464287796      214  5501.00 SH       SOLE                  5501.00
A F L A C INC                  com              001055102     8133 144119.21SH       SOLE                144119.21
A T & T INC NEW                com              00206R102      350 11925.00 SH       SOLE                 11925.00
ABBOTT LABORATORIES            com              002824100      262  5476.00 SH       SOLE                  5476.00
ADOBE SYSTEMS INC              com              00724f101     4755 154475.00SH       SOLE                154475.00
ALBERTO CULVER CO NEW          com              013078100     7687 207524.53SH       SOLE                207524.53
AMETEK INC NEW                 com              031100100     8722 222227.50SH       SOLE                222227.50
ANSYS INC                      com              03662q105     8454 162366.00SH       SOLE                162366.00
APOLLO GROUP INC CL A          com              037604105     4713 119353.00SH       SOLE                119353.00
AUTO DATA PROCESSING           com              053015103     8241 178067.67SH       SOLE                178067.67
BALCHEM CORP                   com              057665200     5710 168895.00SH       SOLE                168895.00
BB&T CORPORATION               com              054937107     4905 186559.00SH       SOLE                186559.00
BERKSHIRE HATHAWAY B NEW CLASS com              846702074      377  4700.00 SH       SOLE                  4700.00
C H ROBINSON WORLDWD NEW       com              12541W209     9168 114326.56SH       SOLE                114326.56
CERNER CORP                    com              156782104     4678 49380.00 SH       SOLE                 49380.00
CISCO SYSTEMS INC              com              17275r102     6477 320188.00SH       SOLE                320188.00
COVANCE INC                    com              222816100     7047 137081.00SH       SOLE                137081.00
CROSSTEX ENERGY L P            com              22765u102      144 10000.00 SH       SOLE                 10000.00
DANAHER CORP DEL               com              235851102    10563 223926.26SH       SOLE                223926.26
ECOLAB INC                     com              278865100     8542 169410.20SH       SOLE                169410.20
ENTERPRISE PRD PRTNRS LP       com              293792107      583 14006.60 SH       SOLE                 14006.60
EXPEDITORS INTL WASH           com              302130109     8545 156510.00SH       SOLE                156510.00
EXXON MOBIL CORPORATION        com              30231g102      846 11567.00 SH       SOLE                 11567.00
FAMILY DOLLAR STORES INC       com              307000109      206  4150.00 SH       SOLE                  4150.00
FASTENAL CO                    com              311900104      482  8050.00 SH       SOLE                  8050.00
FISERV INC                     com              337738108    11077 189148.00SH       SOLE                189148.00
GENERAL ELECTRIC COMPANY       com              369604103      536 29298.00 SH       SOLE                 29298.00
GENERAL MILLS INC              com              370334104      228  6400.00 SH       SOLE                  6400.00
GOOGLE INC CLASS A             com              38259p508     4924  8290.00 SH       SOLE                  8290.00
ILLINOIS TOOL WORKS INC        com              452308109     8158 152766.32SH       SOLE                152766.32
INTEL CORP                     com              458140100      260 12384.00 SH       SOLE                 12384.00
JOHNSON & JOHNSON              com              478160104     7994 129255.09SH       SOLE                129255.09
KINDER MORGAN ENERGY LP UNIT L com              494550106      632  9000.00 SH       SOLE                  9000.00
LOWES COMPANIES INC            com              548661107      243  9700.00 SH       SOLE                  9700.00
MARSHALL & ILSLEY CP NEW       com              571837103     3469 501309.05SH       SOLE                501309.05
MC DONALDS CORP                com              580135101      215  2800.00 SH       SOLE                  2800.00
MEDTRONIC INC                  com              585055106      919 24769.00 SH       SOLE                 24769.00
MICROSOFT CORP                 com              594918104     8587 307664.72SH       SOLE                307664.72
NORTHERN TRUST CORP            com              665859104     7541 136098.00SH       SOLE                136098.00
OMNICOM GROUP INC              com              681919106      686 14980.00 SH       SOLE                 14980.00
ORACLE CORPORATION             com              68389X105     8401 268398.14SH       SOLE                268398.14
PATTERSON COMPANIES            com              703395103      340 11100.00 SH       SOLE                 11100.00
PAYCHEX INC                    com              704326107     7486 242189.20SH       SOLE                242189.20
PEPSICO INCORPORATED           com              713448108     7193 110101.00SH       SOLE                110101.00
PFIZER INCORPORATED            com              717081103      364 20801.00 SH       SOLE                 20801.00
PRIVATEBANCORP INC             com              742962103     5362 372899.48SH       SOLE                372899.48
PROCTER & GAMBLE               com              742718109     8219 127765.44SH       SOLE                127765.44
QUALCOMM INC                   com              747525103     8239 166475.00SH       SOLE                166475.00
RESMED INC                     com              761152107     8255 238295.00SH       SOLE                238295.00
ROVI CORP.                     com              779376102     6240 100635.00SH       SOLE                100635.00
SCHLUMBERGER LTD F             com              806857108     8987 107629.64SH       SOLE                107629.64
STARBUCKS CORP                 com              855244109     5782 179965.00SH       SOLE                179965.00
STERICYCLE INC                 com              858912108     9441 116667.00SH       SOLE                116667.00
STRATASYS INC                  com              862685104     6605 202374.00SH       SOLE                202374.00
STRYKER CORP                   com              863667101     5414 100815.51SH       SOLE                100815.51
SYSCO CORPORATION              com              871829107     1013 34470.00 SH       SOLE                 34470.00
TARGET CORPORATION             com              87612E106     8690 144521.96SH       SOLE                144521.96
WALGREEN COMPANY               com              931422109     8017 205782.38SH       SOLE                205782.38
WATERS CORP                    com              941848103     8332 107223.00SH       SOLE                107223.00